General (Tables)	12 Months Ended
Dec. 31, 2018
General [Abstract]
Schedule of information ownership investees of Formula's
	Percentage of ownership
	December 31,
	2018	2017
Name of Investee

Matrix	49.21	49.50
Magic	45.21	47.12
Sapiens	48.08	48.14
Insync	90.09	90.09
Michpal(1)	100	100
TSG(2)	50.00	50.00

1)	Michpal's results of operations are consolidated in the Company's results of operations commencing January 1, 2017.

2)	TSG's results of operations are reflected in the Company's results of operations using the equity method of accounting commencing May 9, 2016.